                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                                -----------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Advisors, LLC
           -----------------------------
Address:   111 Huntington Avenue
           -----------------------------
           Boston, Massachusetts 02199
           -----------------------------


Form 13F File Number:  028-11314
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan S. Lavine
           -----------------------------
Title:     Manager
           -----------------------------
Phone:     (617) 516-2000
           -----------------------------

Signature, Place, and Date of Signing:

   /s/ Jonathan S. Lavine            Boston, MA                 11/16/09
---------------------------  ---------------------------  ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
---------------------     --------------------------------
28-

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                             ----------

Form 13F Information Table Entry Total:          15
                                             ----------

Form 13F Information Table Value Total:        $123,042
                                             -----------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.     Form 13F File Number   Name

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                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 09/30/09

Column 1               Column 2 Column 3  Column 4  Column 5  Column 6  Column 7       Column 8
--------               -------- --------- --------- -------- ---------- --------       --------
                       Title of                      Value   Investment  Other
Name of Issuer          Class    Cusip     Shares   (x$1000) Discretion Managers Voting Authority
--------------         -------- --------- --------- -------- ---------- -------- Sole Shared None
ARMSTRONG WORLD INDS
 INC NEW                 COM    04247X102   144,234 $ 4,970   (OTHER)                            X
ATLAS AIR WORLDWIDE      COM
 HLDGS IN                NEW    049164205    31,486 $ 1,007   (OTHER)                            X
CASELLA WASTE SYS INC    CL A   147448104   667,304 $ 1,962   (OTHER)                            X
CHILDRENS PL RETAIL
 STORES I                COM    168905107    75,000 $ 2,253   (OTHER)                            X
DDI CORP COM            Common  233162502 1,754,062 $ 7,455   (OTHER)                            X
HUDSON CITY BANCORP      COM    443683107   760,000 $ 9,994   (OTHER)                            X
NRG ENERGY INC           COM
                         NEW    629377508   663,000 $18,690   (OTHER)                            X
PFIZER INC               COM    717081103 1,363,000 $22,558   (OTHER)                            X
QUALITY DISTR INC FLA    COM    74756M102    15,753 $    53   (OTHER)                            X
ROGERS COMMUNICATIONS
 INC                     CL B   775109200    31,876 $   899   (OTHER)                            X
SEALY CORP               COM    812139301   125,000 $   419   (OTHER)                            X
SMTC Corp               Common  832682207    77,160 $    60   (OTHER)                            X
SOLARWINDS INC           COM    83416B109 2,335,126 $41,154   (OTHER)                            X
VALASSIS
 COMMUNICATIONS INC      COM    918866104   348,000 $ 6,222   (OTHER)                            X
Vonage HLDGS CORP        COM    92886T201 3,846,418 $ 5,347   (OTHER)                            X